UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGMENET INVESTMENT COMPANIES

Investment Company Act file number 811-21283

Excelsior Buyout Investors, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

James D. Bowden

Bank of America Capital Advisors, LLC

100 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-637-2587

Date of fiscal year end: March 31

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

EXCELSIOR

BUYOUT INVESTORS, LLC

INVESTOR REPORT

For the Year Ended

March 31, 2013

EXCELSIOR BUYOUT INVESTORS, LLC

For the Year Ended March 31, 2013

Index	Page No.

FINANCIAL INFORMATION (Audited)

Schedule of Investments	1

Statement of Assets, Liabilities and Net Assets	2

Statement of Operations and Incentive Carried Interest	3

Statement of Changes in Net Assets	4

Statement of Cash Flows	5

Financial Highlights	6

Notes to Finanacial Statements	7-16

Report of Independent Registered Public Accounting Firm	17

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting and Form N-Q	18

Information Pertaining to the Board of Managers of the Fund	19

Information Pertaining to the Officers of the Fund	20

EXCELSIOR BUYOUT INVESTORS, LLC
Schedule of Investments
March 31, 2013

Percent Owned (D)	Portfolio Funds (A), (B), (E)	Acquisition Dates (C)	Commitment	Cost	Fair Value	% of Net Assets (F)

Distressed Investment
0.30%	MatlinPatterson Global Opportunities Partners, L.P.	06/04-06/09	$6,012,090	$-	$2,929	0.02%
0.25%	OCM Principal Opportunities Fund II, L.P.	06/04-12/04	4,008,060	-	69,123	0.37%
			10,020,150	-	72,052	0.39%

Domestic Buyout
0.54%	2003 Riverside Capital Appreciation Fund, L.P.	06/04-12/12	3,674,055	-	836,579	4.53%
0.71%	Berkshire Fund VI, L.P.	06/04-12/12	13,360,200	-	5,730,512	31.02%
1.96%	Blue Point Capital Partners, L.P.	06/04-12/12	6,012,090	-	1,198,611	6.49%
0.87%	Blum Strategic Partners II, L.P.	06/04-10/09	10,020,150	-	59,857	0.32%
0.60%	Catterton Partners V, L.P.	06/04-12/11	3,674,055	988,243	2,646,232	14.32%
1.68%	Charlesbank Equity Fund V, L.P.	06/04-01/13	10,020,150	-	2,503,303	13.55%
1.13%	Lincolnshire Equity Fund III, L.P.	12/04-01/13	4,835,120	666,118	3,225,461	17.46%
			51,595,820	1,654,361	16,200,555	87.69%

European Buyout
0.91%	Advent Global Private Equity IV - A, L.P.	06/04-12/09	5,010,075	-	294,956	1.60%
			5,010,075	-	294,956	1.60%
	TOTAL INVESTMENTS		$66,626,045	$1,654,361	16,567,563	89.68%

	OTHER ASSETS & LIABILITIES (NET)				1,905,803	10.32%
	NET ASSETS				$18,473,366	100.00%

(A)	Non-income producing securities. Restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at March 31, 2013, aggregated $1,654,361. Total fair value of illiquid and restricted securities at March 31, 2013 was $16,567,563 or 89.68% of net assets.
(C)	Acquisition Dates cover a period from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.
(D)	Represents the Fund's capital balance as a percentage of the Portfolio Fund's total capital or the Fund's commitment as a percentage of the Portfolio Fund's total commitments.
(E)	The estimated cost of the Portfolio Funds at March 31, 2013, for Federal income tax purposes is $18,032,603. The resulting estimated net unrealized depreciation for Federal income tax purposes of the Portfolio Funds at March 31, 2013 is ($1,465,040) which consists of unrealized appreciation and depreciation of $5,379,836 and $6,844,876, respectively.
(F)	Calculated as fair value divided by the Fund's net assets.

The accompanying notes are an integral part of these financial statements.

1

EXCELSIOR BUYOUT INVESTORS, LLC
Statement of Assets, Liabilities and Net Assets
March 31, 2013

ASSETS:
Investments at fair value (cost of $1,654,361)	$16,567,563
Cash and cash equivalents	2,996,720
Other assets	36,214
Total Assets	$19,600,497

LIABILITIES:
Accrued incentive carried interest	$972,486
Professional fees payable	80,541
Management fees payable	45,633
Board of Managers' fees payable	11,000
Administration fees payable	6,494
Other payables	10,977
Total Liabilities	1,127,131
NET ASSETS	$18,473,366

NET ASSETS consist of:
Members' Capital Paid-in*	$63,610,000
Members' Capital Distributed	(108,215,593)
Accumulated net investment income/(loss) and incentive carried interest	(8,282,400)
Accumulated realized gain/(loss) on investments	56,448,157
Accumulated unrealized appreciation on investments	14,913,202
Total Net Assets	$18,473,366
Units of Membership Interests Outstanding (100,000 units authorized)	64,015
NET ASSET VALUE PER UNIT	$288.58

* Members' Capital Paid-in consists of contributions from Members which are net of offering costs charged to the Members.

The accompanying notes are an integral part of these financial statements.

2

EXCELSIOR BUYOUT INVESTORS, LLC
Statement of Operations and Incentive Carried Interest
For the year ended March 31, 2013

EXPENSES:
Management fees	$227,205
Professional fees	133,108
Board of Managers' fees	49,500
Administration fees	44,991
Insurance expense	19,417
Other expenses	56,365
Total Expenses	530,586

NET INVESTMENT LOSS	(530,586)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS: (Note 2)
Net realized gain on investments	11,656,594
Net change in unrealized appreciation/(depreciation) on investments	(9,841,622)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	1,814,972

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS BEFORE INCENTIVE CARRIED INTEREST	1,284,386
Net increase in incentive carried interest	(64,219)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS AFTER INCENTIVE CARRIED INTEREST	$1,220,167

The accompanying notes are an integral part of these financial statements.

3

EXCELSIOR BUYOUT INVESTORS, LLC
Statement of Changes in Net Assets

	For the Years Ended
	March 31,
	2013	2012

OPERATIONS AND INCENTIVE CARRIED INTEREST:
Net investment loss	$(530,586)	$(757,294)
Net realized gain on investments	11,656,594	8,653,223
Net change in unrealized appreciation/(depreciation) on investments	(9,841,622)	(3,165,474)
Net change in incentive carried interest	(64,219)	(236,523)
Net change in net assets resulting from operations after incentive carried interest	1,220,167	4,493,932

TRANSACTIONS IN UNITS OF MEMBERSHIP INTEREST:
Net decrease in net assets resulting from distributions to Members	(10,916,158)	(11,782,763)

Net change in net assets	(9,695,991)	(7,288,831)

NET ASSETS:
Beginning of year	28,169,357	35,458,188
End of year	$18,473,366	$28,169,357

The accompanying notes are an integral part of these financial statements.

4

EXCELSIOR BUYOUT INVESTORS, LLC
Statement of Cash Flows
For the year ended March 31, 2013

CASH FLOWS FROM OPERATING ACTIVITES:
Net change in net assets resulting from operations after incentive carried interest	$1,220,167
Contributions to investments in Portfolio Funds	(739,495)
Distributions received from Portfolio Funds	11,964,022
Adjustments to reconcile net change in net assets resulting from operations to net cash provided by/ (used in) operating activities:
Net realized gain on investments	(11,656,594)
Net change in net unrealized (appreciation)/depreciation on investments	9,841,622
Changes in assets and liabilities related to operations:
(Increase)/decrease in other assets	(22,937)
Increase/(decrease) in accrued incentive carried interest	(510,315)
Increase/(decrease) in professional fees payable	(74,533)
Increase/(decrease) in management fees payable	(24,677)
Increase/(decrease) in administration fees payable	(3,089)
Increase/(decrease) in other payables	6,580

Net cash provided by/(used in) operating activities	10,000,751

CASH FLOWS FROM FINANCING ACTIVITIES
Distributions to Members	(10,931,827)

Net cash provided by/(used in) financing activities	(10,931,827)

Net change in cash and cash equivalents	(931,076)
Cash and cash equivalents at beginning of the year	3,927,796
Cash and cash equivalents at end of the year	$2,996,720

The accompanying notes are an integral part of these financial statements.

5

EXCELSIOR BUYOUT INVESTORS, LLC
Financial Highlights - Selected Per Unit Data and Ratios

	Fiscal Years Ended March 31,

	2013	2012	2011	2010	2009
Per Unit Operating Performance: (1)
NET ASSET VALUE, BEGINNING OF YEAR:(2)	$440.04	$553.90	$668.10	$537.79	$839.05

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss	(8.29)	(11.83)	(13.27)	(14.08)	(13.10)
Net realized and unrealized gain/(loss) on investments	28.35	85.72	96.96	158.75	(151.38)
Net change in incentive carried interest	(1.00)	(3.69)	(4.56)	(6.86)	8.22
Net increase/(decrease) in net assets resulting from operations after incentive carried interest	19.06	70.20	79.13	137.81	(156.26)

DISTRIBUTIONS TO MEMBERS:
Net change in net assets due to distributions to Members	(170.52)	(184.06)	(193.33)	(7.50)	(145.00)
NET ASSET VALUE, END OF YEAR:	$288.58	$440.04	$553.90	$668.10	$537.79
TOTAL NET ASSET VALUE RETURN: (1),(2)	4.03%	14.37%	13.25%	25.62%	(20.29)%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Year (000's)	$18,473	$28,169	$35,458	$42,768	$34,427
Ratios to Average Net Assets: (3),(5)
Gross expenses	2.16%	2.46%	2.23%	2.43%	2.11%
Net change in incentive carried interest	0.26%	0.77%	0.76%	1.18%	(1.19)%
Net expenses	2.42%	3.23%	2.99%	3.61%	0.92%
Net investment (loss)	(2.16)%	(2.46)%	(2.22)%	(2.42)%	(1.90)%
Portfolio Turnover Rate(4)	0.00%	0.00%	0.00%	0.00%	0.00%

1)	Selected data for a unit of membership interest outstanding throughout each period.

2)	Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the effects of offering costs, the performance of the Fund during the period, the net change in the incentive carried interest and assumes distributions, if any, were reinvested at the Fund’s net asset value as of the quarter-end immediately following the distribution date. The Fund’s units are not traded in any market and, therefore, the market value total investment return is not calculated. Excluding the effect of the change in incentive carried interest, the total net asset value return would have been 3.95% for the fiscal year ended March 31, 2013.

3)	Ratios do not reflect the Fund’s proportional share of net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.

4)	Distributions from Portfolio Funds for the years ended March 31, 2013, 2012, 2011, 2010, and 2009 are $11,964,022, $9,477,928, $15,355,494, $3,893,048, and $5,314,717 respectively, and are not included in the calculation.

5)	The Portfolio Funds’ expense ratios have been obtained from their audited financials for the fiscal year ended December 31, 2012, but are unaudited information in these financial statements. The range for these ratios is given below:

Portfolio Funds' Ratios (Unaudited)	Ratio Range
Expenses Ratios excluding incentive carried interest	(0.30)% - 79.05%
Incentive carried interest	(14.12)% - 11.00%
Expenses plus incentive carried interest	0.64% - 64.93%

The Portfolio Funds' management fees range from 1.25% to 2.00% of committed capital during the initial investment period and typically decrease over time as the Portfolio Funds seek to exit investments. The Portfolio Funds' incentive fees are 20% of profits generated by the Portfolio Fund.

The accompanying notes are an integral part of these financial statements.

6

Excelsior Buyout Investors, LLC

Notes to Financial Statements

March 31, 2013

1. Organization

Excelsior Buyout Investors, LLC (the “Fund”) is a non-diversified, closed-end management investment company which has registered its securities under the Securities Act of 1933, as amended, and has registered as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund was established as a Delaware limited liability company on January 7, 2003. The Fund commenced operations on April 16, 2004. The duration of the Fund is ten years from the final subscription closing which occurred on April 16, 2004. The Board of Managers of the Fund (the “Board” or the “Board of Managers”) has the right, in its sole discretion, to extend the term for up to two additional two-year periods, after which the approval of members of the Fund (“Members”) who represent 66 2/3% of the Fund's outstanding units may determine to extend the term of the Fund.

The Fund's investment objective is to achieve long-term capital appreciation. Current income is not an objective. There can be no assurance that the Fund will achieve its investment objective. The Fund seeks to achieve its objective primarily by investing in a broad-based portfolio of existing buyout-focused funds. The Fund has invested in domestic private equity buyout funds, European buyout funds and funds engaged in distressed investing (collectively, the “Portfolio Funds”). The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The Portfolio Funds were purchased pursuant to a Securities Purchase Agreement dated December 19, 2003 between the Fund and AIG Global Investment Corp. and certain of its affiliates (“AIG”). As part of the Securities Purchase Agreement, the Fund has assumed all future commitments to the Portfolio Funds from AIG. The purchase price paid by the Fund to AIG for each Portfolio Fund was an amount equal to the net capital contributions previously made by AIG to the Portfolio Funds, less any distributions previously made to AIG from the Portfolio Funds.

Excelsior Buyout Management, LLC (the “Managing Member”) serves as the Managing Member of the Fund pursuant to the operating agreement of the Fund and is responsible for the day-to-day management of the Fund. The Managing Member is indirectly majority owned by Bank of America Corporation (“Bank of America”). The Managing Member does not directly receive compensation from the Fund; however, it does receive compensation from the Fund's Investment Adviser (as defined below). The Managing Member has made an investment in the Fund in exchange for 100 units or 0.156% of the units outstanding.

Bank of America Capital Advisors LLC (“BACA” or the “Investment Adviser”), an indirect wholly-owned subsidiary of Bank of America, is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser of the Fund. Its principal office is located at 100 Federal Street, Boston, MA 02110. The Investment Adviser is controlled by Bank of America, a financial holding company which has its principal executive office at 101 North Tryon Street, Charlotte, NC 28255. BACA is responsible for identifying, evaluating, structuring, monitoring and disposing of the Fund’s investments. The Investment Adviser is compensated as described in Note 3. Prior to December 16, 2005, U.S. Trust Company, N.A. (“USTNA”) acting through its subsidiary served as the investment adviser to the Fund. Effective December 16, 2005, UST Advisers, Inc. (the “former investment adviser”), at the time a wholly-owned subsidiary of USTNA, assumed USTNA’s duties.

On July 1, 2007, U.S. Trust Corporation (“U.S. Trust”) and all of its subsidiaries, including the former investment adviser, were acquired by Bank of America (the “Sale”). As a result of the Sale, the former investment adviser became an indirect wholly-owned subsidiary of, and controlled by, Bank of America. Prior to the Sale, U.S. Trust and its subsidiaries, including the former investment adviser, were controlled by The Charles Schwab Corporation. The former investment adviser continued to serve as the investment adviser to the Fund after the Sale pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”).

7

Excelsior Buyout Investors, LLC

Notes to Financial Statements

March 31, 2013

On March 11, 2008, the Fund's Board of Managers approved a transfer of the former investment adviser's rights and obligations under the Advisory Agreement to BACA (the "Transfer"). This change was a product of corporate mergers resulting from the acquisition by Bank of America of U.S. Trust. The transfer of the Advisory Agreement from the former investment adviser to BACA did not change (i) the way the Fund is managed, including the level of services provided, (ii) the team of investment professionals providing services to the Fund, or (iii) the management and incentive fees the Fund pays. The Transfer became effective on May 29, 2008.

Pursuant to the Fund's confidential private placement memorandum (the “Private Placement Memorandum”), the business and affairs of the Fund are monitored and overseen by the Board. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation.

2.	Significant Accounting Policies

A.	Basis of Accounting

The Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

B.	Valuation of Investments

The Fund computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Investment Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Fund values its interests in the Portfolio Funds and other investments. The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Fund. The value of the Fund’s interests is based on information reasonably available at the time the valuation is made and the Investment Adviser believes to be reliable. Generally, the value of each Portfolio Fund is determined to be that value reported to the Fund by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. The Fund follows the authoritative guidance under GAAP for estimating the fair value of investments in investment companies that have calculated net asset value in accordance with the specialized accounting guidance for investment companies.

While the Investment Adviser may rely on a Portfolio Fund’s valuation mechanics, the Investment Adviser must maintain an effective monitoring process and internal controls to comply with the Procedures and the Fund’s stated accounting policies. In reviewing valuations from Portfolio Funds, the Investment Adviser takes into consideration all reasonably available information from Portfolio Funds related to valuation. If the Investment Adviser determines that a Portfolio Fund’s value as reported by that Portfolio Fund does not represent current fair value, or in the event a Portfolio Fund does not report a quarter-end value to the Fund on a timely basis, then the Portfolio Fund is valued at its fair value in accordance with the Procedures. In determining fair value of a Portfolio Fund, the Investment Adviser shall calculate a value for such Portfolio Fund subject to review and supervision by the valuation committee of the Board (the "Valuation Committee") that it reasonably believes represents the amount the Fund could reasonably expect to receive if the Fund was able to sell its interests in the Portfolio Fund at that time. In making such a recommendation and approving a valuation, the Investment Adviser and the Valuation Committee, respectively, take into consideration all reasonably available information and other factors deemed pertinent. Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

8

Excelsior Buyout Investors, LLC

Notes to Financial Statements

March 31, 2013

FASB ASC 820-10 "Fair Value Measurements and Disclosure" establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3	Inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. An investment's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Investment Adviser’s perceived risk of that investment.

All of the Fund's investments in the Portfolio Funds have been classified within Level 3, and the Fund generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests in such Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market." These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3.

Assumptions used by the Investment Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund's results of operations.

The following table presents the investments carried on the Statement of Assets, Liabilities and Net Assets by level within the valuation hierarchy as of March 31, 2013.

Assets:	Level 1	Level 2	Level 3	Total
Distressed Investment	$-	$-	$72,052	$72,052
Domestic Buyout	-	-	16,200,555	16,200,555
European Buyout	-	-	294,956	294,956
Totals:	$-	$-	$16,567,563	$16,567,563

9

Excelsior Buyout Investors, LLC

Notes to Financial Statements

March 31, 2013

Valuation Process for Level 3 Fair Value Measurements

The Fund generally uses the capital balance reported by the Portfolio Funds as a primary input in its valuation; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, any restrictions or illiquidity on such interest, any potential clawbacks by the Portfolio Funds and the fair value of the Portfolio Funds’ investment portfolio or other assets and liabilities. The valuation process for investments categorized in Level 3 of the fair value hierarchy is completed on a quarterly basis and is designed to subject the valuation of Level 3 investments to an appropriate level of consistency, oversight and review. The Investment Adviser has responsibility for the valuation process and the fair value of investments reported in the financial statements. The Investment Adviser performs initial and ongoing investment monitoring and valuation assessments. The Investment Adviser’s due diligence process includes evaluating the operations and valuation procedures of the managers of the Portfolio Funds and the transparency of those processes through background and reference checks, attendance at investor meetings and periodic site visits. In determining the fair value of investments, the Investment Adviser reviews periodic investor reports and interim and annual audited financial statements received from the Portfolio Funds, reviews material quarter over quarter changes in valuation and assesses the impact of macro market factors on the performance of the Portfolio Funds. The Board reviews investment transactions and monitors performance of the managers of the Portfolio Funds. The fair value recommendations of the Investment Adviser are reviewed and supervised by the Board on a quarterly basis.

Significant Unobservable Inputs

At March 31, 2013, the Fund had investments in Portfolio Funds valued at $16,567,563. The fair values of all investments in the Fund’s Schedule of Investments have been valued at the unadjusted net asset value reported by the managers of the Portfolio Funds.

The following table includes a roll-forward of the amounts for the year ended March 31, 2013 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

	Distressed	Domestic	European
	Investment	Buyout	Buyout	Total
Balance as of April 1, 2012	$818,858	$24,726,111	$432,149	$25,977,118
Net change in unrealized appreciation/(depreciation) on investments	(746,806)	(8,957,623)	(137,193)	(9,841,622)
Contributions	-	729,881	9,614	739,495
Distributions	(990,227)	(10,815,811)	(157,984)	(11,964,022)
Net realized gain/(loss) on investments	990,227	10,517,997	148,370	11,656,594
Balance as of March 31, 2013	$72,052	$16,200,555	$294,956	$16,567,563

The net change in unrealized appreciation relating to Level 3 investments still held at the reporting date is ($9,799,685).

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 at the end of the reporting period.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations and Incentive Carried Interest.

Additional information on the investments can be found in the Schedule of Investments.

The estimated remaining life of the Fund’s Portfolio Funds as of March 31, 2013 is one to two years with the possibility of extensions by each of the Portfolio Funds.

C.	Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At March 31, 2013, the Fund did not hold any cash equivalents.

10

Excelsior Buyout Investors, LLC

Notes to Financial Statements

March 31, 2013

D.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

E.	Investment Gains and Losses

Distributions of cash or in-kind securities from a Portfolio Fund are recorded as a return of capital to reduce the cost basis of the Portfolio Fund. In-kind securities received from a Portfolio Fund are recorded at fair value. Distributions are recorded when they are received from the Portfolio Funds as there are no redemption rights with respect to the Portfolio Funds. The Fund may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Unrealized appreciation/(depreciation) on investments, within the Statement of Operations and Incentive Carried Interest, includes the Fund's share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions and expenses of each Portfolio Fund.

F.	Income Taxes

The Fund is a limited liability company that is treated as a partnership for tax reporting purposes. Tax basis income and losses are passed through to the individual Members and, accordingly, there is no provision for income taxes reflected in these statements.

Differences arise in the computation of Members' capital for financial reporting in accordance with GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal tax purposes is based on amounts reported to the Fund on Schedule K-1 from the Portfolio Funds. As of March 31, 2013, the Fund has not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Fund on Schedule K-1 as of December 31, 2012, and after adjustment for purchases and sales between January 1, 2013 and March 31, 2013, the estimated cost of the Portfolio Funds at March 31, 2013 for federal tax purposes is $18,032,603. The resulting estimated net unrealized depreciation for tax purposes on the Portfolio Funds at March 31, 2013 is ($1,465,040), which consists of unrealized appreciation and depreciation of $5,379,836 and $6,844,876 respectively.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2012, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2010 forward (with limited exceptions). FASB ASC 740-10 requires the Investment Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Investment Adviser has reviewed the Fund’s tax positions for the open tax years and has concluded that no provision for taxes is required in the Fund’s financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations and Incentive Carried Interest. During the year ended March 31, 2013, the Fund did not incur any interest or penalties.

G.	Distribution Policy

Distributions of available cash (net of reserves the Board deems reasonable) will be made by the Fund at such times and in such amounts as determined by the Board in its sole discretion.

11

Excelsior Buyout Investors, LLC

Notes to Financial Statements

March 31, 2013

Distributions shall be made to Members in accordance with the following order of priority:

(a)	first, 100% to Members pro rata in accordance with their percentage interest in the Fund until aggregate distributions to Members equal the sum of (i) their capital contributions and (ii) an amount equal to an 8% annual cumulative return on their unreturned capital contributions as of the date of such distribution;

(b)	second, 100% to the Investment Adviser until the Investment Adviser has received an amount equal to 5% of all prior distributions described in (a) above that are in excess of Members’ capital contributions; and

(c)	thereafter, 95% to Members pro rata in proportion to their percentage interest in the Fund and 5% to the Investment Adviser.

The Fund will not reinvest income from its investments or the proceeds from the sale of its investments. As of March 31, 2013, the Fund has made Incentive Carried Interest distributions totaling $2,294,078 to the Investment Adviser. Distributions are recorded on the ex-dividend date to Members of record on the record date.

H.	Contribution Policy

Units are issued when contributions are paid. For the years ended March 31, 2013 and 2012 no additional units were issued.

I.	Restrictions on Transfers

Limited liability company interests of the Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any Interests without the prior written consent of the Managing Member, which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

J.	Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees referred to as an allocation of profits. In addition to Fund level expenses shown on the Fund’s Statement of Operations and Incentive Carried Interest, Members of the Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Financial Highlights. However, the Fund has disclosed in the Financial Highlights a range of the expense ratios and fees charged by the Portfolio Funds.

K.	Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Generally, assets and liabilities denominated in non-U.S. dollar currencies are translated into U.S. dollar equivalents using valuation date exchange rates, while purchases, distributions, realized gains or losses, income and expenses are translated at the transaction date exchange rates. The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

L.	Incentive Carried Interest

The net change in Incentive Carried Interest, defined in Note 3 below, is accrued each quarter and disclosed at each quarter end. The net change in Incentive Carried Interest is calculated based on a hypothetical liquidation of the Fund’s portfolio and then allocated pursuant to the distribution policy as more fully described in Note 2.G above.

12

Excelsior Buyout Investors, LLC

Notes to Financial Statements

March 31, 2013

3. Management Fee, Administration Fee and Related Party Transactions

Under the Advisory Agreement, the Fund pays the Investment Adviser an annual management fee equal to 1.00% of the Fund’s net asset value and payable as of the end of each fiscal quarter. As more fully described in Note 2.G above, after Members have received distributions equal to the amount of their capital contributions and an 8% annual cumulative return on their unreturned capital contributions, the Investment Adviser will receive distributions in an amount equal to 5% of the distributions to Members in excess of their capital contributions (the “Incentive Carried Interest”). The Incentive Carried Interest is paid in addition to the 1.00% management fee. At March 31, 2013, the accrued and unpaid Incentive Carried Interest was $972,486.

USTNA entered into an Investment Monitoring Agreement (the “Monitoring Agreement”) with AIG on December 19, 2003. Effective December 16, 2005, the former investment adviser assumed USTNA’s obligations under the Monitoring Agreement pursuant to an assumption agreement. Under the Monitoring Agreement, AIG provides the Investment Adviser certain information regarding the Portfolio Funds including, but not limited to, quarterly portfolio reviews related to the Portfolio Funds, private equity reviews and fund write-ups. AIG has no investment management discretion with respect to the Fund and does not provide any investment advice with respect to the investments of the Fund. The Investment Adviser pays AIG an annual fee of approximately one half of 1% per annum of the Fund’s net asset value related to the Fund’s investments in the existing Portfolio Funds pursuant to the terms of the Monitoring Agreement. The Fund does not reimburse the Investment Adviser for fees paid to AIG.

Effective April 1, 2012, the Fund retained J.D. Clark & Company (“JD Clark”), a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation, and investor services to the Fund. Pursuant to an Administration and Accounting Services Agreement, in consideration for its services, the Fund will pay JD Clark a quarterly fee of 0.0325% (0.13% on an annualized basis) of the net assets as of the start of business on the first business day of each calendar quarter. For the year ended March 31, 2013, the aggregate fees paid to JD Clark for all services were $39,008. BNY Mellon Investment Servicing Trust Company serves as the Fund’s custodian.

The Board is made up of three Managers who are not “interested persons”, as defined by Section 2(a)(19) of the Investment Company Act, of the Fund (the “Disinterested Managers”). The Disinterested Managers receive $2,000 per meeting attended and $5,000 annually for their services. The chairperson receives $2,500 per meeting and $6,000 annually. The audit committee members receive $750 per meeting attended and the audit committee chairperson receives $500 annually. All Disinterested Managers may be reimbursed for expenses of attendance, at each annual, regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as directors. No person who is an officer, manager or employee of Bank of America, or its subsidiaries, who serves as an officer, manager or employee of the Fund receives any compensation from the Fund.

Affiliates of the Investment Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Fund invests and with companies in which the Portfolio Funds invest.

An “affiliated person” (as defined in the Investment Company Act) of another person means (A) any person directly or indirectly owning, controlling, or holding with power to vote, 5 percent or more of the outstanding voting securities of such other person; (B) any person 5 percent or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by such other person; (C) any person directly or indirectly controlling, controlled by, or under common control with, such other person; (D) any officer, director, partner, copartner, or employee of such other person; (E) if such other person is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if such other person is an unincorporated investment company not having a board of directors, the depositor thereof. As of March 31, 2013, one Member had an ownership of approximately 12.5% of the Fund’s total commitments and is deemed an “affiliated member” (the “Affiliated Member”). The affiliation between the Affiliated Member and the Fund is based solely on the commitments made and percentage ownership.

13

Excelsior Buyout Investors, LLC

Notes to Financial Statements

March 31, 2013

4. Capital Commitments of Fund Members to the Fund

As of March 31, 2013, each Member, including the Managing Member, has contributed 100% of its share of the total $64,015,000 in capital commitments to the Fund.

5. Investment Commitments

As of March 31, 2013, the Fund had unfunded commitments to the Portfolio Funds totaling $2,651,461 as listed below:

Unfunded
Portfolio Funds:	Commitments

2003 Riverside Capital Appreciation Fund, L.P.	$101,435
Advent Global Private Equity Fund IV-A, L.P.	200,400
Berkshire Fund VI, L.P.	953,167
Blue Point Capital Partners, L.P.	370,947
Blum Strategic Partners, L.P.	426,376
Catterton Partners V, L.P.	72,494
Charlesbank Equity Fund V, L.P.	243,831
Lincolnshire Equity Fund III, L.P.	282,811
MatlinPatterson Global Opportunities Partners, L.P.	-
OCM Principal Opportunities Parters, L.P.	-
Total	$2,651,461

6. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Fund cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Fund has no right to demand repayment of its investments in the Portfolio Funds.

The following Portfolio Funds each represent 5% or more of the net assets of the Fund. Thus, the Portfolio Funds’ investment objectives and restrictions on redemptions are disclosed below.

Berkshire Fund VI, L.P. represents 31.02% of the net assets of the Fund. The objective of Berkshire Fund VI, L.P. is to provide investors with substantial capital appreciation by making investments in a broad range of middle market companies.

Blue Point Capital Partners, L.P. represents 6.49% of the net assets of the Fund. The objective of Blue Point Capital Partners, L.P. is capital appreciation by making equity investments in business entities.

Catterton Partners V, L.P. represents 14.32% of the net assets of the Fund. The objective of Catterton Partners V, L.P. is to make investments in private equity and equity-related investments in companies in the consumer industry that exhibit opportunities for growth and capital appreciation.

Charlesbank Equity Fund V, L.P. represents 13.55% of the net assets of the Fund. The objective of Charlesbank Equity Fund V, L.P. is to generate long-term capital gains for investors through its ability to identify true discounts to intrinsic value, and understand and mitigate risk by actively building value in a company.

14

Excelsior Buyout Investors, LLC

Notes to Financial Statements

March 31, 2013

Lincolnshire Equity Fund III, L.P. represents 17.46% of the net assets of the Fund. The objective of Lincolnshire Equity Fund III, L.P. is to achieve attractive long-term capital gains through the acquisition of small to middle-market companies predominantly in the manufacturing and services sectors.

Included within the underlying investment portfolio of these Portfolio Funds are five investments that each represent 5% or more of the net assets of the Fund.

Aritzia LP, a retail company, is held in Berkshire Fund VI, L.P. at March 31, 2013 and represents approximately 8.75% of the net assets of the Fund. The Fund’s share of fair value of this investment at March 31, 2013 is $1,616,799.

Cheddar’s Restaurants, an owner and franchisor of casual dining restaurants, is held in Catterton Partners V, L.P. at March 31, 2013 and represents approximately 6.73% of the net assets of the Fund. The Fund’s share of fair value of this investment at March 31, 2013 is $1,243,422.

Lincolnshire Dalbo Holdings, LLC, a water management service company, is held in Lincolnshire Equity Fund III, L.P. at March 31, 2013 and represents approximately 8.48% of the net assets of the Fund. The Fund’s share of fair value of this investment at March 31, 2013 is $1,566,180.

National Vision, Inc., an optical retail company, is held in Berkshire Fund VI, L.P. at March 31, 2013 and represents approximately 6.51% of the net assets of the Fund. The Fund’s share of fair value of this investment at March 31, 2013 is $1,202,768.

NEW Asurion Corporation, a services company, is held in Berkshire Fund VI, L.P. at March 31, 2013 and represents approximately 7.91% of the net assets of the Fund. The Fund’s share of fair value of this investment at March 31, 2013 is $1,460,949.

7. Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds' partnership agreements contain provisions that allow them to recycle or recall distributions made to the Fund. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

8. Concentrations of Market, Credit and Industry Risk

The Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry and currency risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Fund may have a concentration of investments, as permitted by the Private Placement Memorandum, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner.

The Fund invests in Portfolio Funds. This portfolio strategy presents a high degree of business and financial risk due to the nature of the underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

15

Excelsior Buyout Investors, LLC

Notes to Financial Statements

March 31, 2013

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material.

Further, a significant portion of the underlying Portfolio Funds’ assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities. These securities may be subject to substantial market volatility which could impact the underlying Portfolio Funds’ valuations.

9. Subsequent Events

The Fund has evaluated all events subsequent to the balance sheet date of March 31, 2013, through the date these financial statements were issued and has noted the following:

On April 18, 2013, the Fund distributed $1,854,835 or $28.975 per unit to Members of record on April 1, 2013.

16

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of Excelsior Buyout Investors, LLC:

In our opinion, the accompanying statement of assets, liabilities and net assets, including the schedule of investments, and the related statements of operations and incentive carried interest, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Buyout Investors, LLC (the "Fund") at March 31, 2013, the results of its operations and incentive carried interest and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the underlying portfolio funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

May 29, 2013

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110

T: (617) 530 5000, F:(617) 530 5001, www.pwc.com/us

17

Excelsior Buyout Investors, LLC

Supplemental Proxy Information (Unaudited)

Proxy Voting and Form N-Q

A description of the Fund’s policies and procedures used to determine how to vote proxies relating to the Fund’s portfolio securities, as well as information regarding proxy votes cast by the Fund (if any) during the most recent 12 month period ended June 30, is available without charge, upon request, by calling the Fund toll-free at 866-637-2587 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Fund did not receive any proxy solicitations during the year ended March 31, 2013.

The Fund files a complete schedule of portfolio holdings with the SEC within 60 days after the end of the first and third fiscal quarters of each year on Form N-Q. The Fund’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Fund toll-free at 866-637-2587.

18

Excelsior Buyout Investors, LLC

Board of Managers (Unaudited)

March 31, 2013

Information pertaining to the Board of Managers of the Fund is set forth below:

Name, Address and Age	Position(s) Held with the Fund and the Master Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen

Disinterested Managers

Virginia G. Breen c/o Excelsior Buyout Investors, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1964)	Manager (Chair)	Term — Indefinite; Length — since May 2003	Partner, Chelsea Partners (7/11 to present); Partner, Sienna Ventures (2003 to 12/11); Partner, Blue Rock Capital (8/95 to 12/11); also a director of Jones Lang LaSalle Property Trust, Inc. and manager of UST Global Private Markets Fund, LLC. Also a director of Modus Link Global Solutions, Inc. and manager of O’Connor Fund of Funds: Long/Short Credit Strategies LLC (formerly, UBS Credit Recovery Fund, L.L.C.), O’Connor Fund of Funds: Equity Opportunity LLC (formerly, UBS Equity Opportunity Fund II, L.L.C.), O’Connor Fund of Funds: Event LLC (formerly, UBS Event Fund, L.L.C.), O’Connor Fund of Funds: Long/Short Equity Strategies LLC (formerly, UBS M2 Fund, L.L.C.), UBS Multi-Strat Fund, L.L.C., O’Connor Fund of Funds: Technology LLC (formerly, UBS Technology Partners, L.L.C.), UBS Eucalyptus Fund, L.L.C., UBS Juniper Crossover Fund, L.L.C., UBS Willow Fund, L.L.C. and O’Connor Fund of Funds: Multi-Strategy.	2

Jonathan B. Bulkeley c/o Excelsior Buyout Investors, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1960)	Manager	Term — Indefinite; Length — May 2003	Founder and CIO of Blue Square Capital Management, LLC (3/09 to present); CEO of Scanbuy, a wireless software company (2/06 to 8/10); Managing Partner of Achilles Partners (3/02 to 2/06); Non-Executive Chairman of QXL, PLC (2/98 to 2/05); also a director of Jones Lang LaSalle Property Trust, Inc. and manager of UST Global Private Markets Fund, LLC, and director of Spark Networks, Inc. and DEX One Corporation.	2

Thomas F. McDevitt c/o Excelsior Buyout Investors, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1956)	Manager	Term — Indefinite; Length — since May 2003	Managing Partner of Edgewood Capital Partners and President of Edgewood Capital Advisors (5/02 to present); also a director of Jones Lang LaSalle Property Trust, Inc. and manager of UST Global Private Markets, LLC.	2

19

Excelsior Buyout Investors, LLC

Company Management (Unaudited)

March 31, 2013

Information pertaining to the Officers of the Fund is set forth below.

Name, Address and Age	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen

Officers who are not Managers

James D. Bowden Bank of America Capital Advisors LLC 100 Federal Street Boston, MA 02110 (Born 1953)	Chief Executive Officer and President	Term — Indefinite; Length — since July 2008	Managing Director, GWIM Alternative Investments Asset Management, Bank of America and Executive Vice President, Bank of America Capital Advisors LLC (since 1998).	N/A

Steven L. Suss Bank of America Capital Advisors LLC 225 High Ridge Road Stamford, CT 06905 (Born 1960)	Chief Financial Officer and Treasurer	Term — Indefinite; Length — since April 2007	Managing Director, GWIM Alternative Investments Asset Management, Bank of America (7/07 to present); Senior Vice President, Bank of America Capital Advisors LLC (7/07 to present); Director (4/07 to 5/08), Senior Vice President (7/07 to present), and President (4/07 to 6/07) of UST Advisers, Inc.; Senior Vice President of U.S. Trust’s Alternative Investment Division (4/07 to 6/07); Chief Financial Officer and Chief Compliance Officer, Heirloom Capital Management, L.P. (5/02 to 9/06).	N/A

Mathew J. Ahern Bank of America Capital Advisors LLC 100 Federal Street Boston, MA 02110 (Born 1967)	Senior Vice President	Term — Indefinite; Length — since March 2009	Senior Vice President and Director, GWIM Alternative Investments Asset Management, Bank of America, and Senior Vice President, Bank of America Capital Advisors LLC (12/02 to present).	N/A

Marina Belaya 114 W. 47th Street New York, NY 10036 (Born 1967)	Secretary	Term — Indefinite; Length — since April 2007	Assistant General Counsel, Bank of America (7/07 to present); Vice President and Senior Attorney of U.S. Trust (2/06 to 6/07); Vice President, Corporate Counsel, Prudential Financial (4/05 to 1/06); Associate, Schulte Roth & Zabel LLP (9/02 to 3/05).	N/A

Fred Wofford 100 Federal Street Boston, MA 02110 (Born 1955)	Chief Compliance Officer	Term — Indefinite; Length — since April 2011	Compliance Risk Executive, GWIM Alternative Investments, Bank of America (6/08 to present); Compliance Risk Executive, Columbia Management Advisors and the Columbia Funds, Bank of America (6/05 to 6/08); Head of Operations, Liberty Asset Management, Inc. (now, Banc of America Investment Advisors, Inc.) and the Liberty All-Star Funds, Bank of America/Fleet (3/03 to 5/05).	N/A

All Officers of the Fund are employees and/or officers of the Investment Adviser. Officers of the Fund are elected by the Managers and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the annual letter is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. Additional information is available upon request.

20

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer and Chief Financial Officer. The Registrant has not made any amendments or granted any waivers to its code of ethics during the covered period. A copy of the Registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Managers has determined that there are two audit committee financial experts serving on its audit committee, Virginia G. Breen and Jonathan Bulkeley, who are “independent,” as defined in the instructions to this Item.

Item 4. Principal Accountant Fees and Services.

	FYE 3/31/13	FYE 3/31/12
4(a) Audit Fees	$70,000	$65,700
4(b) Audit Related Fees	$-0-	$-0-
4(c) Tax Fees	$-0-	$23,000
4(d) All Other Fees	$-0-	$-0-

(e)(1)	The Registrant’s audit committee is required to pre-approve (i) all audit and non-audit services performed by the independent registered public accounting firm (“accountants”) for the Registrant and (ii) any non-audit services performed by the accountants for the Registrant’s investment adviser and control persons of the adviser that provide ongoing services to the Registrant (“Service Affiliates”) if the services relate directly to the operations and financial reporting of the Registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the Registrant’s audit committee charter.

(e)(2)	Not Applicable.

(f)	Not Applicable.

(g)	The amount of non-audit fees that were billed by the Registrant’s accountant for services rendered to (i) the Registrant, and (ii) the Registrant’s investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2013, were $-0- and $-0-, respectively. The amount of non-audit fees that were billed by the Registrant’s accountant for services rendered to (i) the Registrant, and (ii) the Registrant’s investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2012, were $23,000 and $-0-, respectively.

(h)	The Registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

I.1. AI FUND POLICY: PROXY VOTING

Board Approval Received (as applicable)

Excelsior Buyout Investors and UST Global Funds – December 2008

Excelsior Venture Partners and Excelsior Multi-Strategy Hedge Fund of Funds Master Fund; TI and TE  – December 2008

Excelsior Multi-Strategy Hedge Fund of Funds TI2 and TE 2 – August 2009

Excelsior Private Markets Fund II Master Fund; TI and TE LLC – October 2010

Last Review Date:	June 2012
Applicable Regulatory Authority

Rule 206(4)-6 under the Investment Advisers Act of 1940; Rule 204-2 (c)(17) under the Investment Advisers Act of 1940;

Form N-PX; ERISA Department of Labor Bulletin 94-2;

Rule 30b1-4 under the Investment Company Act of 1940;

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Overview and Statement

Registered investment companies are required to: (i) provide disclosure about how they vote proxies relating to portfolio securities they hold; (ii) make an annual filing with the SEC; and (iii) make available to shareholders the specific proxy votes that they cast in shareholder meetings of issuers of portfolio securities. An SEC-registered investment advisor that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best interests of clients. An advisor’s policies and procedures must address how the advisor resolves material conflicts of interest between its interests (and interests of any of its affiliates) and those of its clients. An investment advisor must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities.

Policy

In order to comply with the aforementioned regulatory requirements, the Board has delegated authority to the Fund’s Adviser, as appropriate, and has adopted the Proxy Voting Policy of its Adviser or Sub-adviser, as applicable, which may include policies or procedures for waiving voting rights.

Each Fund reserves the right to retract such delegation at any time with respect to a particular proxy voting matter or matters.

With respect to a feeder fund in a master-feeder structure, the following applies:

If requested to vote on matters pertaining to the master fund, a feeder fund will either seek instructions from its investors with regard to the voting of all proxies with respect to the master fund's securities and vote such proxies only in accordance with such instructions, or vote the interests held by it in the same proportion as the vote of all other holders of the master fund's securities; provided that the feeder fund will not be obligated to take such action if and to the extent the feeder fund obtains an exemption from Section 12(d)(1)(E)(iii)(aa) of the 1940 Act.

Reporting Requirements

Board Reporting:

1.	No standard Board reporting is required related to this policy.

Annual Review:

2.	The Board will assess this Policy on an annual basis; and

3.	The Fund CCO and/or his or her designee, in coordination with Compliance Risk Management, will review this policy on at least an annual basis, and more frequently as needed based on business/regulatory requirements.

Coordination with Overview and Implementation Statement

This policy and procedures statement should be read and interpreted in conjunction with the Alternative Investment Overview and Implementation of Compliance Program Policy.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Mr. Matthew Ahern is the portfolio manager (the “Portfolio Manager”) primarily responsible for the day-to-day management of the Fund’s portfolio, subject to such policies as may be adopted by the Board.

Mr. Ahern, born 1967, joined the Investment Adviser in 2004 via Fleet Bank’s Private Equity Portfolio (“PEP”) Fund Group, which he joined in 2002. His responsibilities include evaluating potential private equity fund investments, documenting and closing new investments, and actively managing numerous relationships for BACA for the benefit of third party investors. Mr. Ahern also has a leading role in assessing the performance, and providing key analysis regarding, the Investment Adviser’s current and prospective investments in Underlying Funds and direct investments. In addition, he serves on the BACA Investment Committee. Prior to joining Fleet Bank, Mr. Ahern was a director of Capitalyst Ventures, a seed stage venture capital fund with offices in Boston and Washington D.C., where he led the firm’s investment strategy efforts and was a member of the investment committee. Prior to launching that firm, he spent a year as a financial analyst in an M.B.A. private equity training program at HarbourVest Partners, an international private equity fund of funds group. Mr. Ahern holds a B.A. from Boston University and an M.B.A. in Entrepreneurship and Finance from Babson College, summa cum laude.

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member – As of March 31, 2013:

Matthew J. Ahern

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
3	$396,217,111	25	$2,313,625,648	-0-	$-0-

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
2	$248,612,111	18	$1,837,243,148	-0-	$-0-

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise in connection with the Portfolio Manger’s day-to-day portfolio management responsibilities with respect to more than one fund. The Portfolio Manager may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and the Portfolio Manager may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if the Portfolio Manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the Portfolio Manager may execute transactions for other accounts that may adversely impact the value of securities held by the Registrant. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Manager are generally managed in a similar fashion.

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members – As of March 31, 2013:

The compensation package for the Portfolio Manager is composed of the same components used with all Bank of America senior executives: base salary, annual incentive performance bonus and equity awards. There is no direct link between the Portfolio Manager’s specific compensation and the Company's investment performance.

In determining the base salaries, Bank of America intends to be competitive in the marketplace and ensure salaries are commensurate with each member's experience and ultimate responsibilities within each member's respective business unit. Bank of America regularly evaluates base salary levels with external industry studies and analysis of industry trends.

Portfolio Manager’s annual bonus and equity awards are discretionary awards distributed after measuring his contributions against quantitative and qualitative goals relative to his individual business responsibilities. Quantitative goals are relative to the individual's business unit, and are not directly related to the performance of the Company or any other portfolio relative to any benchmark, or to the size of the Company. An example of a quantitative measure is associate turnover ratio. Qualitative measures may include staff management and development, process management (ex: adherence to internal and external policies), business management and strategic business input to the business platform.

(a)(4)	Disclosure of Securities Ownership – As of March 31, 2013:

Ownership of Fund Securities

The Portfolio Manager owns approximately $-0- of interests in the Registrant.

(b)	Not applicable.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")(17 CFR 270.30a-3(c))) are effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Buyout Investors, LLC

By (Signature and Title)	/s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date June 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date June 10, 2013

By (Signature and Title)	/s/ Steven L. Suss
Steven L. Suss, Chief Financial Officer

Date June 10, 2013